Consolidated Statement of Earnings (Operations) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Consolidated Statement of Earnings (Operations)
Revenue (note 23)	$ 44,059	$ 16,270
Direct manufacturing costs (note 6(b))	32,203	12,396
Gross margin	11,856	3,874
Expenses
Research and development	3,382	3,434
Government assistance (note 20)	(387)	(210)
Sales and marketing	1,897	1,147
General and administrative	3,687	3,046
Stock based compensation	1,167	3,223
Depreciation	907	503
Operating expenses	10,653	11,143
Profit (Loss) from operations	1,203	(7,269)
Net finance charges (note 14)	2,474	3,033
Foreign exchange gain(loss) and interest income	(887)	1,091
Net loss before income taxes	(2,158)	(9,211)
Deferred tax recovery (note 25)	679	0
Net loss for the year	$ (1,479)	$ (9,211)
Basic and Diluted loss per share	$ (0.04)	$ (0.31)
Weighted average number of shares
Outstanding, basic and fully diluted	33,832,784	29,344,622